United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

              certified shareholder report of registered management
                              investment companies

Investment Company Act file number  811-21237

         Unified Series Trust
(Exact name of registrant as specified in charter)

431 N. Pennsylvania St.
Indianapolis, IN                            46204
(Address of principal executive offices)             (Zip code)

Timothy Ashburn
Unified Fund Services
431 N. Pennsylvania St.
Indianapolis, IN   46204
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:   6/30

Date of reporting period:  12/31/03

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.  Reports to Stockholders.

       ==================================================================
                                Auxier Focus Fund
       ==================================================================







                               Semi-Annual Report

                                December 31, 2003
                                   (Unaudited)







                                  Fund Advisor:

                          Auxier Asset Management, LLC
                             5000 S. W. Meadows Rd.
                                    Suite 410
                              Lake Oswego, OR 97035


                    Toll Free: 877-3Auxier or (877) 328-9437

                                AUXIER FOCUS FUND
                               PERFORMANCE UPDATE
                                DECEMBER 31, 2003

--------------------------------------------------------------------------------
                                              Average Annual Total Returns
                                         (for periods ended December 31, 2003)

                                                                 Since Inception
                       3 month      6 month       1 Year     (December 31, 1998)
                      ---------  -------------  ---------    -------------------

Auxier Focus Fund          11.68%    15.79%       26.75%            8.23%

S&P 500 Index              12.16%    15.13%       28.66%           -3.25%

--------------------------------------------------------------------------------

    The S&P 500 Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the Fund's portfolio. Individuals cannot invest directly in the index. Performance figures reflect the change in value of the stocks in the index, and reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund's return. The performance of the Fund is computed on a total return basis, which includes reinvestment of all dividends and capital gains. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT PREDICT FUTURE RESULTS. Investment returns and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

    For a prospectus and more information, including charges and expenses, call toll free 1-877-328-9437. The prospectus should be read carefully before investing. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost. Distributed by Unified Financial Securities, Inc, 431 N. Pennsylvania St. Indianapolis, IN 46204. Member NASD.

2


Management's Discussion of Fund Performance

              Dear Fellow Shareholders,

The General Stock Market

The bellwether S&P 500 Index returned 15.13% for the six months ended December 31, 2003, and 28.66% for the year 2003. Still, the Index is down -11.67% over the past three years and -2.80% over the past five years. The investment moral:
The sins of overpayment at bubble price levels can be hazardous to your portfolio's health. The market's sharp rebound in 2003 is normal, considering that the March 2000-March 2003 period marked a decline of close to -48%.

Since the March 2003 lows, the economy and the markets have benefited from hyper-stimulative measures by the U.S. federal government. These measures include low interest rates, tax cuts, and big spending. Many of the biggest movers in 2003 were low quality companies hit the hardest during the prior three years. Recently, stocks rated A+ by Standard and Poor's were trading at a 22% discount to stocks rated B, based on 2004 S&P earnings estimates.

Coming out of a recession, the lowest quality companies often outperform in anticipation of a dramatic upturn in profits. Once the profit cycle moderates, the backdrop tends to favor higher quality businesses.


Fund Results in 2003

The Auxier Focus Fund gained 15.79% for the six months ended December 31, 2003, slightly outperforming the S&P 500 Index, which returned 15.13% during the same period. As stated in prior letters, the Fund strives to match strong up-markets while outperforming materially in flat-to-down periods. To benefit fully from compounding, we feel this approach is most conducive to staying the course, especially in difficult times. The Fund's total return for the year ended December 31, 2003 was 26.75%. The stock portion of the Fund returned over 38% for the year while the corporate bond and preferred stock "work-outs" (described below) appreciated over 13%. Throughout the year, the Fund's average exposure to stocks was approximately 74%.

Work-outs

To add stability and predictability to returns, the Fund typically has a portion of its portfolio in fixed income securities that have a timetable. We refer to these securities as "work-outs," because they are dependent upon a corporate-driven event or catalyst, as opposed to the supply and demand of the auction markets. Work-outs can arise from reorganizations, mergers, split-offs, spin-offs, sell-outs, etc. While these can be very rewarding in flat-to-down markets, they can penalize returns in a strong up-market. Over the past two years, this category has included corporate debt and preferred stock. As corporations overborrowed in the boom times, balance sheets suffered. This led to urgent actions to reduce debt, which benefited bondholders.

Typical Situations

Our goal in managing the Fund is to achieve a long-term record superior to the S&P 500 Index while taking far less risk. Our ideal investment scenario is one where we are able to purchase a very high quality, high return business with exceptional management selling at a wash-out, bargain price. We also look to invest in businesses whose sales and profits are progressing at a sustainable rate and whose prices are low due to misperceptions surrounding the true facts and fundamentals. We weigh the odds in an attempt to ensure that the potential rewards more than compensate for the level of risk. A stagnant price is normal and welcome while we are buying. As overall market levels become risky and overvalued, we then look for the "work-outs" that often can provide positive returns but shield us from sharp market declines. Rising prices lead us to adopt a more defensive posture.


Final Thoughts

In light of the numerous mutual fund scandals, we think it is timely to revisit a few of the guiding principles of Auxier Asset Management.

o We try hard to be intelligent and rational in the decision-making process.
o        We work hard to anticipate and avoid conflicts of interest.
o We believe that money management is a serious responsibility, a privilege that we do not take lightly.
o We focus on the Fund's investment objectives, and follow up with accountability, disclosure and candid, fact-based reporting on a regular basis.
o Our daily research effort is dedicated, persistent and diligent.

Thank you very much for your continued trust.


/s/ Jeff Auxier



Jeff Auxier
President
Auxier Asset Management

Auxier Focus Fund
Schedule of Investments
December 31, 2003 (Unaudited)

Common Stocks - 73.25%                                                                 Shares             Value
                                                                                      ---------       ---------------

Accident & Health Insurance - 3.01%
AON Corp.                                                                               12,500          $    299,250
Unumprovident Corp.                                                                     49,600               782,192
                                                                                                      ---------------
                                                                                                           1,081,442
                                                                                                      ---------------

Aircraft - 0.53%
Boeing Co.                                                                               4,500               189,630
                                                                                                      ---------------

Beverages - 2.06%
Diageo Plc. (c)                                                                         14,000               740,040
                                                                                                      ---------------

Bottled & Canned Soft Drinks & Carbonated Waters - 0.43%
National Beverage Corp. (a)                                                              9,500               154,850
                                                                                                      ---------------

Cable & Other Pay Television Services - 0.21%
Liberty Media Corp. (a)                                                                  6,247                74,277
                                                                                                      ---------------

Commercial Banks - 1.40%
City Bank of Lynnwood, WA                                                               15,500               503,750
                                                                                                      ---------------

Construction, Mining & Materials Handling Machinery & Equip. - 0.34%
Dover Corp.                                                                              3,100               123,225
                                                                                                      ---------------

Dairy Products - 0.11%
Lifeway Foods, Inc.                                                                      2,867                38,705
                                                                                                      ---------------

Electric Housewares & Fans - 0.26%
Helen of Troy Ltd. (a)                                                                   4,000                92,600
                                                                                                      ---------------

Electric Services - 1.37%
Duke Energy Inc.                                                                        24,000               490,800
                                                                                                      ---------------

Electronic Computers - 0.18%
Ceridian Corp. (a)                                                                       3,000                62,820
                                                                                                      ---------------

Electronic Connectors - 0.85%
Tyco International Ltd..                                                                11,500               304,750
                                                                                                      ---------------

Federal & Federally - Sponsored Credit Agencies - 2.02%
Fannie Mae                                                                               6,000               450,360
Freddie Mac                                                                              4,700               274,104
                                                                                                      ---------------
                                                                                                             724,464
                                                                                                      ---------------

Finance Services - 1.01%
American Express Co.                                                                     7,500               361,725
                                                                                                      ---------------

Fire, Marine & Casualty Insurance - 5.11%
American International Group, Inc.                                                       6,000               397,680
Berkshire Hathaway, Inc. - Class B (a)                                                      35                98,525
Chubb Corp.                                                                              2,500               170,250
SAFECO Corp.                                                                             4,000               155,720
Travelers Property Casualty Corp. Class A                                               60,050             1,007,639
Travelers Property Casualty Corp. Class B                                                  310                 5,261
                                                                                                      ---------------
                                                                                                           1,835,075
                                                                                                      ---------------

See accompanying notes which are an integral part of the financial statements.

Auxier Focus Fund
Schedule of Investments-Continued
December 31, 2003 (Unaudited)

Common Stocks - 73.25% (Continued)                                                     Shares             Value
                                                                                      ---------       ---------------

Food and Kindred Products - 2.21%
Altria Group, Inc.                                                                      12,300          $    669,366
Nestle SA (c)                                                                            2,000               124,924
                                                                                                      ---------------
                                                                                                             794,290
                                                                                                      ---------------

Hospital & Medical Service Plans - 3.02%
Anthem, Inc.                                                                             5,000               375,000
First Health Group Corp.                                                                36,500               710,290
                                                                                                      ---------------
                                                                                                           1,085,290
                                                                                                      ---------------

Iron & Steel Foundries - 0.28%
Precision Castparts Corp.                                                                2,200                99,902
                                                                                                      ---------------

Laboratory Analytical Instruments - 0.88%
Waters Corp. (a)                                                                         9,500               315,020
                                                                                                      ---------------

Miscellaneous Shopping Goods Stores - 0.14%
Office Depot, Inc. (a)                                                                   3,000                50,130
                                                                                                      ---------------

Motorcycles, Bicycles & Parts - 0.13%
Harley-Davidson, Inc.                                                                    1,000                47,530
                                                                                                      ---------------

Motor Vehicles & Passenger Car Bodies - 0.35%
General Motors Corp.                                                                     2,375               126,825
                                                                                                      ---------------

National Commercial Banks - 3.21%
Bank One Corp.                                                                           4,200               191,478
Citigroup, Inc.                                                                          3,893               188,966
Fleet Boston Corp.                                                                      13,700               598,005
MBNA Corp.                                                                               7,000               173,950
                                                                                                      ---------------
                                                                                                           1,152,399
                                                                                                      ---------------

Oil & Gas Field Services - 0.57%
Willbros Group, Inc. (a)                                                                17,000               204,340
                                                                                                      ---------------

Operative Builders - 0.49%
D.R. Horton, Inc.                                                                        4,050               175,203
                                                                                                      ---------------

Paper board containers & boxes - 0.38%
Longview Fibre Co.                                                                      11,000               135,850
                                                                                                      ---------------

Periodicals: Publishing or Publishing & Printing - 0.14%
Martha Stewart Living Omnimedia, Inc.                                                    5,000                49,250
                                                                                                      ---------------

Petroleum Refining - 1.04%
ChevronTexaco Corp.                                                                      4,000               345,560
PetroChina Company Limited ADR                                                             500                28,525
                                                                                                      ---------------
                                                                                                             374,085
                                                                                                      ---------------

Pharmaceutical Preparations - 3.21%
Johnson & Johnson                                                                       11,500               594,090
Merck & Co., Inc.                                                                        5,600               258,720
Pfizer, Inc.                                                                             8,500               300,305
                                                                                                      ---------------
                                                                                                           1,153,115
                                                                                                      ---------------

See accompanying notes which are an integral part of the financial statements.

Auxier Focus Fund
Schedule of Investments-Continued
December 31, 2003 (Unaudited)

Common Stocks - 73.25% (Continued)                                                     Shares             Value
                                                                                      ---------       ---------------

Property Management - 0.23%
FirstService Corp. (a)                                                                   4,000          $     83,760
                                                                                                      ---------------

Radio & Tv Broadcasting & Communications Equipment - 0.20%
Motorola, Inc.                                                                           4,975                69,998
                                                                                                      ---------------

Radiotelephone Communications - 0.27%
AT&T Wireless Services, Inc.                                                            12,000                95,880
                                                                                                      ---------------

Real Estate Investment Trusts - 1.53%
Plum Creek Timber Co., Inc.                                                             18,000               548,100
                                                                                                      ---------------

Refuse Systems - 0.90%
Waste Management, Inc.                                                                  10,900               322,640
                                                                                                      ---------------

Retail - Drug Stores & Proprietary Stores - 0.24%
CVS Corp.                                                                                1,800                65,016
Medco Health Solutions, Inc.                                                               675                22,943
                                                                                                      ---------------
                                                                                                              87,959
                                                                                                      ---------------

Retail - Eating Places - 1.60%
McDonald's Corp.                                                                         8,000               198,640
Yum!  Brands, Inc. (a)                                                                  11,000               378,400
                                                                                                      ---------------
                                                                                                             577,040
                                                                                                      ---------------

Retail - Grocery Stores - 1.54%
Kroger Corp. (a)                                                                        14,500               268,395
Safeway, Inc.  (a)                                                                      13,000               284,830
                                                                                                      ---------------
                                                                                                             553,225
                                                                                                      ---------------

Retail - Jewelry Stores - 0.36%
Zale Corp. (a)                                                                           2,400               127,680
                                                                                                      ---------------

Retail - Lumber & Other Building Materials Dealers - 0.20%
Home Depot Inc.                                                                          2,000                70,980
                                                                                                      ---------------

Retail - Variety Stores - 0.41%
Costco Wholesale Corp.                                                                   4,000               148,720
                                                                                                      ---------------

Savings Institution, Federally Chartered - 0.21%
Washington Federal, Inc.                                                                 2,600                73,840
                                                                                                      ---------------

Savings Institutions, Not Federally Chartered - 1.73%
Washington Mutual, Inc.                                                                 15,450               619,854
                                                                                                      ---------------

Services - Advertising -0.25%
Valassis Communications, Inc. (a)                                                        3,000                88,050
                                                                                                      ---------------

Services - Advertising Agencies - 2.48%
Catalina Marketing Corp.                                                                22,900               461,664
The Interpublic Group of Co., Inc.                                                      27,500               429,000
                                                                                                      ---------------
                                                                                                             890,664
                                                                                                      ---------------

See accompanying notes which are an integral part of the financial statements.

Auxier Focus Fund
Schedule of Investments-Continued
December 31, 2003 (Unaudited)

Common Stocks - 73.25% (Continued)                                                     Shares             Value
                                                                                      ---------       ---------------

Services - Business Services - 3.73%
BISYS Group, Inc.                                                                       27,700          $    412,176
Efunds Corp. (a)                                                                        53,400               926,490
                                                                                                      ---------------
                                                                                                           1,338,666
                                                                                                      ---------------

Services - Computer Processing & Data Preparation - 4.41%
Automatic Data Processing, Inc.                                                         11,000               435,710
Concord EFS, Inc. (a)                                                                   28,000               415,520
IMS Health, Inc.                                                                        25,000               621,500
SunGard Data Systems, Inc. (a)                                                           4,000               110,840
                                                                                                      ---------------
                                                                                                           1,583,570
                                                                                                      ---------------

Services - Computer Programming, Data Processing, Etc. - 1.23%
Electronic Data Systems Corp.                                                           18,000               441,720
                                                                                                      ---------------

Services - Consumer Credit Reporting, Collection Agencies - 0.61%
Choicepoint, Inc. (a)                                                                    5,700               217,113
                                                                                                      ---------------

Services - Educational Services - 0.46%
ITT Educational Services, Inc.  (a)                                                      1,100                51,667
Learning Tree International, Inc.  (a)                                                   6,600               114,774
                                                                                                      ---------------
                                                                                                            166,441
                                                                                                      ---------------

Services - General Medical & Surgical Hospitals - 2.79%
HCA, Inc.                                                                               10,000               429,600
Health Management Associates, Inc.                                                      14,200               340,800
Tenet Healthcare Corp.                                                                  11,000               176,550
Universal Health Services, Inc.                                                          1,000                53,720
                                                                                                      ---------------
                                                                                                           1,000,670
                                                                                                      ---------------

Services-Home Health Care Services - 0.24%
Apria Healthcare Group, Inc.                                                             3,000                85,410
                                                                                                      ---------------

Services - Management Consulting Services - 1.79%
Maximus, Inc. (a)                                                                       16,400               641,732
                                                                                                      ---------------

Services - Medical Laboratories - 2.02%
Laboratory Corp. of America Holdings                                                    19,600               724,220
                                                                                                      ---------------

Services - Misc Health & Allied Services - 0.08%
Lincare Holdings, Inc.                                                                   1,000                30,030
                                                                                                      ---------------

Services - Motion Picture & Video Tape Production - 1.05%
Time Warner, Inc.                                                                       21,000               377,790
                                                                                                      ---------------

Services - Packaged Software - 0.55%
Equifax, Inc.                                                                            8,000               196,000
                                                                                                      ---------------

Services - Specialty Outpatient Facilities - 0.78%
SeraCare, Inc. (a)                                                                      27,650               280,094
                                                                                                      ---------------


See accompanying notes which are an integral part of the financial statements.

Auxier Focus Fund
Schedule of Investments-Continued
December 31, 2003 (Unaudited)

Common Stocks - 73.25% (Continued)                                                     Shares             Value
                                                                                      ---------       ---------------

State Commercial Bank - 0.37%
Bank of New York, Inc.                                                                   2,000          $     66,240
Cascade Financial Corp.                                                                  2,500                48,448
Frontier Financial Corp.                                                                   500                16,580
                                                                                                      ---------------
                                                                                                             131,268
                                                                                                      ---------------

Surety Insurance - 1.04%
The PMI Group, Inc.                                                                     10,000               372,300
                                                                                                      ---------------

Surgical & Medical Instruments & Apparatus - 3.82%
Baxter International, Inc.                                                              13,500               412,020
Guidant Corp.                                                                           11,600               698,320
Utah Medical Products, Inc. (a)                                                         10,000               259,200
                                                                                                      ---------------
                                                                                                           1,369,540
                                                                                                      ---------------

Telephone Communications (No Radiotelephone) - 0.17%
Sprint Corp.                                                                             3,800                62,396
                                                                                                      ---------------

Television Broadcasting Stations - 0.77%
Grupo Televisa, S.A.  (c)                                                                6,900               275,034
                                                                                                      ---------------

Tobacco Products - 0.25%
UST, Inc.                                                                                2,500                89,225
                                                                                                      ---------------

TOTAL COMMON STOCKS (Cost $21,725,531)                                                                    26,282,991
                                                                                                      ---------------

Corporate Bonds - 12.55%                                                          Principal Amount
                                                                                  ---------------

Coastal Corp. Note, 6.700%, 02/15/2027                                                $ 190,000              178,125
Coastal Corp. Note, 6.200%, 05/15/2004                                                  55,000                55,550
Coastal Corp. Note, 6.500%, 06/1/2008                                                  115,000               105,081
Coastal Corp. Note, 7.500%, 08/15/2006                                                 220,000               214,775
Danka Business Systems, 10.000%, 4/1/2008                                              100,000                81,750
Duke Capital Corp., 7.250%, 10/1/2004                                                  360,000               372,460
Finova Capital Corp., 7.500%, 11/15/2009                                               361,000               218,405
Fruit of the Loom, 7.375%, 11/15/2023                                                   50,000                     -
GMAC, 7.500%, 01/15/2012                                                                40,000                40,084
GMAC, 5.750%, 10/15/2006                                                               100,000               103,670
GMAC, 6.875%, 09/15/2011                                                               200,000               215,749
General Motors Corp., 7.125%, 7/15/2013                                                135,000               148,310
Indianapolis Power & Light Co., 6.050%, 2/1/2004                                        30,000                30,073
Indianapolis Power & Light Co., 8.000%, 10/15/2006                                     255,000               283,045
Indianapolis Power & Light Co., 7.375%, 8/1/2007                                        65,000                72,119
Monongahela Power, 5.000%, 10/01/2006                                                   50,000                51,125
Nevada Power Company, 6.200%, 04/15/2004                                                65,000                65,731
Newpark Resource, Inc., 8.625%, 12/15/2007                                              50,000                52,000
Pacific Gas & Electric, 6.250%, 03/01/2004                                             130,000               130,975
Pacific Gas & Electric, 6.750%, 10/01/2023                                              21,000                21,735
Pacific Gas & Electric, 5.875%, 10/01/2005                                             125,000               126,562
Pacific Gas & Electric, 8.250%, 11/01/2022                                              60,000                62,400
Sierra Pacific Power Company, 8.00%, 06/01/2008                                        275,000               299,063
Southern California Edison, 6.375%, 01/15/2006                                          50,000                53,250
Southern California Edison, 6.900%, 10/01/2018                                         100,000               102,750


See accompanying notes which are an integral part of the financial statements.

Auxier Focus Fund
Schedule of Investments-Continued
December 31, 2003 (Unaudited)

Corporate Bonds - 12.55% (continued)                                                  Principal Amount       Value
                                                                                      ----------------   -----------

Southern Energy Inc., 7.900%, 7/15/2009                                                200,000          $    130,000
Tenet Healthcare Corp., 6.375%, 12/1/2011                                              295,000               284,675
Transportacion Maritima Mexica, 9.500%, 5/15/2003 (a) (d)                               70,000                72,100
Tyco International Ltd. Note, 5.875%, 11/01/2004                                        50,000                51,625
Tyco International Ltd. Note, 6.375%, 01/15/2004                                        50,000                50,000
WMX Technologies, Inc. 7.000%, 05/15/2005                                               51,000                54,095
Waste Management, Inc., 7.650%, 03/15/2011                                             571,000               666,097
Waste Management, Inc., 7.375%, 08/01/2010                                              94,000               108,764

TOTAL CORPORATE BONDS (Cost $4,211,376)                                                                    4,502,143
                                                                                                      ---------------

Municipal Bonds -2.82%

Ontario Hydro Residual Strip, 0.00%,  10/15/2021 (a)                                  1,095,000              303,343
Ontario Hydro Residual Strip, 0.00%,  8/18/2022 (a)                                    235,000                60,828
Ontario Hydro Residual Strip, 0.00%,  10/1/2020 (a)                                   1,500,000              443,395
Ontario Hydro Residual Strip, 0.00%,  11/27/2020 (a)                                   706,000               205,687
                                                                                                      ---------------

TOTAL MUNICIPAL BONDS (Cost $872,728)                                                                      1,013,253
                                                                                                      ---------------

Preferred Stocks - 2.50%                                                               Shares
                                                                                      ---------

AEP Texas Central Co.  4.00%                                                               305          $     22,875
Boston Edison Co.  4.25%                                                                   200                14,100
Cincinnati Gas & Electric Co.  4.75%                                                       300                24,872
Cincinnati Gas & Electric Co.  4.00%                                                       400                31,700
Connecticut Light & Power Co.  $2.00                                                     1,000                32,000
Connecticut Light & Power Co.  3.90%                                                     1,500                46,500
Connecticut Light & Power Co.  $1.90                                                     1,500                43,875
Dayton Power & Light Co.  3.90%                                                          1,500                96,000
Great Plains Energy Inc.  4.50%                                                          1,300                98,800
Hawaiian Electric Co.  4.25%                                                             4,000                49,000
Indianapolis Power & Light Co.  4.00%                                                      300                13,800
MidAmerican Energy Co.  3.90%                                                               80                 5,600
MidAmerican Energy Co.  3.30%                                                               78                 4,212
Mississippi Power Co.  7.00%                                                               600                58,800
Monongahela Power Co.  4.40%                                                               100                 6,510
Northern Indiana Public Services Co.  4.25%                                              1,300                96,070
Pacific Enterprises Inc.  4.50%                                                          1,000                82,700
PECO Energy Co.  3.80%                                                                     400                28,000
Public Service Electric & Gas Co.  4.08%                                                   945                71,820
TXU US Holdings Co.  $5.08                                                                 600                48,000
Westar Energy Inc.  4.25%                                                                  300                19,847
                                                                                                      ---------------

TOTAL PREFERRED STOCKS (Cost $836,464)                                                                       895,081
                                                                                                      ---------------

Exchange Traded Funds - 0.45%

iShares MSCI Germany Index Fund                                                         10,000               161,900
                                                                                                      ---------------

TOTAL EXCHANGE TRADED FUNDS (Cost $94,200)                                                                   161,900
                                                                                                      ---------------

See accompanying notes which are an integral part of the financial statements.

Auxier Focus Fund
Schedule of Investments-Continued
December 31, 2003 (Unaudited)

                                                                                         Shares             Value
                                                                                      ---------       ---------------

Money Market Securities - 8.21%
Huntington Money Market Fund, 0.20%, (Cost $2,946,391) (b)                            2,946,391          $ 2,946,391
                                                                                                      ---------------

TOTAL MONEY MARKET SECURITIES                                                                              2,946,391
                                                                                                      ---------------

TOTAL INVESTMENTS (Cost $30,686,690) - 99.78%                                                          $  35,801,759
                                                                                                      ---------------

Cash and other assets less liabilities - 0.22%                                                                79,499
                                                                                                      ---------------

TOTAL NET ASSETS - 100.00%                                                                             $  35,881,258
                                                                                                      ===============

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at June 30, 2003.
(c) American Depositary Receipt
(d) The bond is in default and past its maturity date. The company is in negatiations with bondholders to pay the bond.

See accompanying notes which are an integral part of the financial statements.

Auxier Focus Fund
Statement of Assets and Liabilities
December 31, 2003
(Unaudited)

Assets
Investments in securities, at value (cost $30,686,690)                                                        $ 35,801,759
Receivable for fund shares sold                                                                                    154,727
Interest receivable                                                                                                 69,549
Dividends receivable                                                                                                37,217
                                                                                                         ------------------
     Total assets                                                                                               36,063,252
                                                                                                         ------------------

Liabilities
Payable for investments purchased                                                                                  137,068
Accrued advisory fees                                                                                               39,159
Payable for fund shares repurchased                                                                                  5,767
                                                                                                         ------------------
     Total liabilities                                                                                             181,994
                                                                                                         ------------------

Net Assets                                                                                                    $ 35,881,258
                                                                                                         ==================

Net Assets consist of:
Capital Stock and paid in capital                                                                             $ 30,795,300
Undistributed net investment income (loss)                                                                          16,205
Accumulated net realized gain (loss) on investments                                                                (45,316)
Net unrealized appreciation (depreciation) on:
investment securities                                                                                            4,960,764
currency                                                                                                           154,305
                                                                                                         ------------------

Net Assets                                                                                                    $ 35,881,258
                                                                                                         ==================

Net Asset Value
Offering price and redemption price per share ($35,881,258 / 2,688,111 shares outstanding)                         $ 13.35
                                                                                                         ==================


See accompanying notes which are an integral part of the financial statements.

Auxier Focus Fund
Statement of Operations
Six Months ended December 31, 2003
(Unaudited)


Investment Income
Dividend income                                                                                          $ 197,625
Interest income                                                                                            213,034
                                                                                                    ---------------
  Total Income                                                                                             410,659
                                                                                                    ---------------

Expenses
Investment advisor fee                                                                                     199,375
Trustee expenses                                                                                               958
                                                                                                    ---------------
  Total Expenses                                                                                           200,333
Reimbursed expenses (a)                                                                                       (958)
                                                                                                    ---------------
Net operating expenses                                                                                     199,375
                                                                                                    ---------------
Net Investment Income (Loss)                                                                               211,284
                                                                                                    ---------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                                           10,171
Capital gain income from other investment companies                                                         10,182
Change in net unrealized appreciation (depreciation) on:
   investment securities                                                                                 4,184,737
   currency                                                                                                 49,855
                                                                                                    ---------------
Net realized and unrealized gain (loss) on investment securities                                         4,254,945
                                                                                                    ---------------
Net increase (decrease) in net assets resulting from operations                                        $ 4,466,229
                                                                                                    ===============


(a) See note 3 to the financial statements.

See accompanying notes which are an integral part of the financial statements.

Auxier Focus Fund
Statement of Changes In Net Assets

                                                                       Six Months ended
                                                                       Dec. 31, 2003      Year ended
Increase (Decrease) in Net Assets                                       (Unaudited)      June 30, 2003
                                                                      ----------------   --------------
Operations
  Net investment income (loss)                                              $ 211,284        $ 375,499
  Net realized gain (loss) on investment securities                            10,171          (44,938)
  Capital gain income from other investment companies                          10,182
  Change in net unrealized appreciation (depreciation)                      4,234,592        1,120,832
                                                                      ----------------   --------------
  Net increase (decrease) in net assets resulting from operations           4,466,229        1,451,393
                                                                      ----------------   --------------
Distributions
  From net investment income                                                 (452,176)        (172,070)
  From net realized gain                                                            -         (289,084)
                                                                      ----------------   --------------
  Total distributions                                                        (452,176)        (461,154)
                                                                      ----------------   --------------
Capital Share Transactions
  Proceeds from shares sold                                                 7,035,679       11,831,518
  Reinvestment of distributions                                               451,024          460,746
  Amount paid for shares repurchased                                         (759,679)      (4,780,526)
                                                                      ----------------   --------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                6,727,024        7,511,738
                                                                      ----------------   --------------
Total Increase (Decrease) in Net Assets                                    10,741,077        8,501,978
                                                                      ----------------   --------------

Net Assets
  Beginning of period                                                      25,140,181       16,638,203
                                                                      ----------------   --------------
  End of period [including accumulated net
    investment income (loss) of  $16,205 and $246,914, respectively]     $ 35,881,258     $ 25,140,181
                                                                      ================   ==============

Capital Share Transactions
  Shares sold                                                                 561,821        1,099,134
  Shares issued in reinvestment of distributions                               34,143           42,940
  Shares repurchased                                                          (61,021)        (458,027)
                                                                      ----------------   --------------

  Net increase (decrease) from capital transactions                           534,943          684,047
                                                                      ================   ==============


See accompanying notes which are an integral part of the financial statements.

Auxier Focus Fund
Financial Highlights

                                                    Six Months ended
                                                     Dec. 31, 2003    Year ended     Year ended    Year ended     Period ended
                                                       (Unaudited)   Jun. 30, 2003  Jun. 30, 2002  Jun. 30, 2001  Jun. 30, 2000 (a)
                                                    --------------   -----------    -----------    -----------    -----------

Selected Per Share Data
Net asset value, beginning of period                     $ 11.68        $ 11.33        $ 11.43         $ 9.99        $ 10.00
                                                      --------------   -----------    -----------    -----------    -----------

Income from investment operations:
  Net investment income (loss)                              0.06           0.20           0.08           0.17           0.18
  Net realized and unrealized gain (loss)                   1.78           0.42          (0.07)          1.43          (0.16)
                                                       --------------   -----------    -----------    -----------    -----------
Total from investment operations                            1.84           0.62           0.01           1.60           0.02
                                                      --------------   -----------    -----------    -----------    -----------

Less Distributions to shareholders:
  From net investment income                               (0.17)         (0.10)         (0.09)         (0.13)         (0.03)
  From net realized gain                                       -          (0.17)         (0.02)         (0.03)             -
                                                      --------------   -----------    -----------    -----------    -----------
Total distributions                                        (0.17)         (0.27)         (0.11)         (0.16)         (0.03)
                                                      --------------   -----------    -----------    -----------    -----------

Net asset value, end of period                           $ 13.35        $ 11.68        $ 11.33        $ 11.43         $ 9.99
                                                      ==============   ===========    ===========    ===========    ===========

Total Return                                               15.79% (b)      5.72%          0.07%         16.11%          0.23% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                         $ 35,881        $ 25,141       $ 16,638        $ 7,084        $ 1,336
Ratio of expenses to average net assets                     1.34% (c)       1.35%          1.35%          1.35%          1.35% (c)
Ratio of expenses to average net assets
   before waiver & reimbursement                            1.35% (c)       1.36%          1.37%          1.41%          1.62% (c)
Ratio of net investment income to
   average net assets                                       1.43% (c)       1.89%          0.73%          1.56%          1.84% (c)
Ratio of net investment income to
   average net assets before waiver & reimbursement         1.42% (c)       1.88%          0.71%          1.50%          1.57% (c)
Portfolio turnover rate                                     6.68%          36.53%         55.72%         41.46%        187.85%


(a) For the period July 9, 1999 (commencement of operations) through June 30, 2000.
(b)  For periods of less than a full year, total return is not annualized.
(c)  Annualized.

See accompanying notes which are an integral part of the financial statements.

                              The Auxier Focus Fund
                        Notes to the Financial Statements
                          December 31, 2003 (Unaudited)

NOTE 1. ORGANIZATION

Auxier Focus Fund (the "Predecessor Fund") was organized as a non-diversified series of the AmeriPrime Funds on February 2, 1999 and commenced operations on July 9, 1999. On January 3, 2003, all assets and liabilities of the Predecessor Fund were acquired by the Auxier Focus Fund (the "Fund"), a series of Unified Series Trust (the "Trust"), in a tax-free reorganization. The Fund was organized as a non-diversified series of the Trust on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement") The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of the series of funds currently authorized by the Trustees. The Fund's investment objective is to provide long-term capital appreciation. The investment advisor to the Fund is Auxier Asset Management, LLC (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market generally are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes- There is no provision for federal income tax. The Fund intends to qualify each year as a "regulated investment company" under Sub-Chapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their

                              The Auxier Focus Fund
                  Notes to the Financial Statements - continued
                          December 31, 2003 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor to the Fund is Auxier Asset Management, LLC. Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund, except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), fees and expenses of the non-interested Trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee at the annual rate of 1.35% of the average value of its daily net assets. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the six months ended December 31, 2003, the Advisor earned a fee of $199,375 from the Fund. At December 31, 2003, the Fund owed the Advisor $39,159 for its advisory services.

The Fund retains Unified Fund Services, Inc., ("Unified") a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. Certain Trustees and the officers of the Trust are members of management and employees of Unified, and/or shareholders of Unified Financial Services, Inc.

Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc., acts as the principal distributor of the Fund's shares. There were no payments made by the Fund to the Distributor during the fiscal year ended November 30, 2003. A Trustee and officers of the Trust are a director and/or officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent company of the Distributor and Unified), and may be deemed to be affiliates of the Distributor.

NOTE 4. INVESTMENTS

For the six months ended December 31, 2003, purchases and sales of investment securities, excluding short-term investments and U.S. government obligations were $9,018,537 and $1,779,069 respectively.

As of December 31, 2003, the net unrealized appreciation of investments for tax purposes was as follows:

                           Amount
                        --------------
Gross Appreciation        $ 5,477,880
Gross (Depreciation)         (362,811)
                        --------------
Net Appreciation
   on Investments         $ 5,115,069
                        ==============

At December 31, 2003, the aggregate cost of securities, excluding U.S. government obligations, for federal income tax purposes was $30,686,690.

                              The Auxier Focus Fund
                  Notes to the Financial Statements- continued
                          December 31, 2003 (Unaudited)


NOTE 5. ESTIMATES

Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2003, Charles Schwab & Co., for the benefit of its customers, held 49.58% of the Fund's shares.

NOTE 7. DISTRIBUTION TO SHAREHOLDERS

On December 29, 2003, an income distribution of $0.1721 per share was declared. The dividend was paid on December 29, 2003 to shareholders of record on December 24, 2003.

The distributions paid during the fiscal year ended June 30, 2003 and the period ended December 31, 2003 were as follows:

Distributions paid from:          December 31, 2003      June 30, 2003
                                 ---------------------   ---------------
       Ordinary Income                      $ 452,176         $ 172,069
       Short-Term Capital Gain                      -           134,524
       Long-Term Capital Gain                       -           154,560
                                 ---------------------   ---------------
                                            $ 452,176         $ 461,153
                                 =====================   ===============

As of June 30, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)              $   246,914
Undistributed long-term capital gain/(accumulated losses)           (37,227)
Unrealized appreciation/(depreciation)                              862,217
                                                             ---------------
                                                                $ 1,071,904
                                                             ===============

As of December 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)                   16,205
Undistributed long-term capital gain/(accumulated losses)           (45,316)
Unrealized appreciation/(depreciation)                            5,115,069
                                                             ---------------
     Total Distributable Earnings                               $ 5,085,958
                                                             ===============

                                                                    PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Fund at (888) 912-4562.

TRUSTEES
Timothy L. Ashburn, Chairman
Gary E. Hippenstiel
Stephen A. Little
Daniel J. Condon
Ronald C. Tritschler

OFFICERS
Timothy L. Ashburn, President and Asst. Secretary
Thomas G. Napurano, Chief Financial Officer and Treasurer
Carol J. Highsmith, Secretary

INVESTMENT ADVISOR
Auxier Asset Management, LLC.
5000 S.W. Meadows Rd., Suite 410
Lake Oswego, OR 97035

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204

INDEPENDENT ACCOUNTANTS
McCurdy & Associates CPA's, Inc.
27955 Clemens Rd.
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn, LLP
One US Bank Plaza
St. Louis, MO 63101

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43125


This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

Item 2. Code of Ethics.  Not Applicable

Item 3. Audit Committee Financial Expert. Not Applicable

Item 4. Principal Accountant Fees and Services. Not Applicable

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.   Not Applicable

Item 10.  Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of January 9, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

 (a)(1)  Not Applicable

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(a)(3)   Not Applicable

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

                                                       SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Unified Series Trust

By
*        /s/ Timothy Ashburn
 -------------------------------------------
         Timothy Ashburn, President

Date     March 10, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*        Timothy Ashburn
         Timothy Ashburn, President

Date     March 10, 2004
    -------------------------------------------------

By
*        Thomas Napurano
 -------------------------------------------------------------
         Thomas Napurano, Treasurer and Chief Financial Officer

Date     February 26, 2004